Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (61,099)	$ (33,199)	$ (13,990)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	3,288	772	302
Loss on disposal of property and equipment	156		14
Changes in right of use assets and operating lease liabilities, net	(18)	1,179	(9)
Non-cash loss on foreign currency remeasurement	3		0
Non-cash share-based compensation	6,317	2,992	719
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(9,771)	(3,120)	(2,566)
Accounts payable	(2,572)	5,258	548
Income taxes payable	(7)	7
Accrued expenses and other liabilities	4,937	3,045	873
Other long-term liability	47	614
Deferred tax assets	(22)	(4)
Other assets	(543)	(2,796)	(33)
Net cash used in operating activities	(59,284)	(25,252)	(14,142)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(7,634)	(11,847)	(942)
Net cash used in investing activities	(7,634)	(11,847)	(942)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ADRs in initial public offering, net of issuance costs	160,755
Proceeds of issuance of convertible preferred shares, net of issuance costs		113,825	93,622
Payments of initial public offering costs		(121)
Net cash provided by financing activities	160,755	113,704	93,622
Effect of exchange rate changes on cash equivalents and restricted cash	(5,334)	3,650	8,373
Net increase in cash	88,503	80,255	86,911
Cash, cash equivalents and restricted cash, beginning of year	177,849	97,594	10,683
Cash, cash equivalents and restricted cash, end of year	266,352	177,849	97,594
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Right of use assets obtained in exchange for new operating lease liabilities	314	15,846	457
Property and equipment purchases in accrued expenses	726	285	343
Issuance costs of convertible preferred shares included in accounts payable			192
Deferred offering costs included in accrued expenses		826
Cash and cash equivalents	266,319	$ 177,849	$ 97,594
Restricted cash	$ 33